DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Assets and Liabilities, Results of Operations and Cash Flows from Discontinued Operations

Assets and liabilities held for sale related to discontinued operations as of December 31, 2015 were as follows:

December 31, 2015
Assets held for sale:
Current assets	$9,630
Property and equipment, net	15,048
Other assets	2,002

Total assets	$26,680

Liabilities held for sale:
Current liabilities	$17,122
Noncurrent liabilities	3,749
Total liabilities	$20,871

There were no assets and liabilities related to discontinued operations as of December 31, 2016. The following table summarizes the results of operations from the discontinued operations:

	Years Ended December 31,
	2016	2015	2014
Revenues	$7,493	$51,022	$62,873

Net loss	$(2,489)	$(10,964)	$(15,902)
Gain on sale of discontinued operations	52,792	1,226	3,411

Gain (loss) from discontinued operations, net of tax	$50,303	$(9,738)	$(12,491)

The following table summarizes the cash flows from discontinued operations:

	Years Ended December 31,
	2016	2015	2014
Net cash provided by (used in) operating activities	$223	$(11,104)	$(7,497)
Net cash used in investing activities	$(490)	$(2,074)	$(1,915)